Segment Information	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Segment Reporting [Abstract]
Segment Information
16.	Segment Information

The Company's operations involve the development and usage, including licensing, of its proprietary DehydraTECH Technology. Lexaria is centrally managed and its chief operating decision makers, being the president and the CEO, use the consolidated and other financial information supplemented by revenue information by category of alternative health consumer products and technology licensing to make operational decisions and to assess the performance of the Company. The Company has identified two reportable segments: Intellectual Property and Products. Licensing revenues are significantly concentrated on one licensee.

	IP Licensing $	Products $	Corporate $	Consolidated Total $
External revenue	130,584	165,072	—	295,656
CoGS	—	(64,478)	—	(64,478)
Operating expenses	(127,868)	(92,038)	(724,393)	(944,299)
Discontinued operations	3,000	—	—	3,000
Segment income(loss)	5,716	8,556	(724,393)	(710,121)
Total assets	817,830	125,963	1,230,527	2,174,320

Capital Asset by Region	Cost US	Disposal US	Net Balance US	Cost Canada	Net Balance Canada	Total Net Balance
Three Months Ended November 30, 2020	$	$	$	$	$	$
Leasehold Improvements	—	—	—	259,981	159,861	159,861
Computers	—	—	—	63,964	27,175	27,175
Furniture Fixtures Equipment	3,094	(3,094)	—	31,126	19,518	19,518
Lab Equipment	98,050	—	79,128	193,185	166,673	245,801
	101,144	(3,094)	79,128	548,256	373,227	452,355

Capital Asset by Region	Cost US	Net Balance US	Cost Canada	Net Balance Canada	Total Net Balance
Year Ended August 31, 2020	$	$	$	$	$
Leasehold Improvements	—	—	259,981	173,371	173,371
Computers	—	—	63,964	32,095	32,095
Furniture Fixtures Equipment	3,094	—	31,126	21,123	21,123
Lab Equipment	98,050	85,263	193,185	171,505	256,768
	101,144	85,263	548,256	398,094	483,357

16.        Segment Information

The Company’s operations involve the development and usage, including licensing, of DehydraTECH. Lexaria is centrally managed and its chief operating decision makers, being the President and the CEO, use the consolidated and other financial information supplemented by revenue information by category of alternative health consumer products and technology licensing to make operational decisions and to assess the performance of the Company. The Company has identified two reportable segments: Intellectual Property Licensing and Consumer Products. Licensing revenues are significantly concentrated on three licensees.

	IP Licensing $	Consumer Products $	Corporate $	Consolidated Total $
External revenue	232,909	151,634	—	384,543
Cost of goods sold	—	(99,378)	—	(99,378)
Operating expenses	(1,601,595)	(1,043,956)	(1,724,227)	(4,369,778)
Segment loss	(1,368,686)	(991,700)	(1,724,227)	(4,084,613)
Total assets	692,268	116,871	2,019,099	2,828,238

Capital Asset by Region	Cost US	Net Balance US	Cost Canada	Net Balance Canada Canada	Total Net Balance Balance
Year Ended August 31, 2020	$	$	$	$	$
Leasehold Improvements	—	—	259,981	173,371	173,371
Computers	—	—	63,964	32,095	32,095
Furniture Fixtures Equipment	3,094	—	31,126	21,123	21,123
Lab Equipment	98,050	85,264	193,185	171,505	256,769
	101,144	85,264	548,256	398,094	483,358

Capital Asset by Region	Cost US	Net Balance US	Cost Canada	Net Balance Canada Canada	Total Net Balance Balance
Year Ended August 31, 2019	$	$	$	$	$
Leasehold Improvements	—	—	259,981	226,638	226,638
Computers	—	—	63,964	51,776	51,776
Furniture Fixtures Equipment	3,094	619	31,126	27,540	28,159
Lab Equipment	98,050	85,420	193,185	199,269	284,689
	101,144	86,039	548,256	505,223	591,262